RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
A summary of balances due from related parties as of June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017	2016
Frontline Ltd.	2,356	1,523
Ship Finance International Limited	369	2
United Freight Carriers	—	—
Seatankers Management Co Ltd	471	77
Golden Opus Inc	89	3
Capesize Chartering Ltd	185	322
	3,470	1,927

A summary of balances owed to related parties as of June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017		2016
Golden Opus Inc	—		73
Frontline Ltd.	906		1,044
Seateam Management Pte Ltd	—	—	—
Seatankers Management Co Ltd	—		270
Capesize Chartering Ltd	—		—
Sterna Finance Ltd	22,500		—
	23,406		1,387
A summary of net amounts charged to related parties in the six months ended June 30, 2017 and June 30, 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	370	404
Seatankers Management Co Ltd	478	474
United Freight Carriers LLC	—	150
Capesize Chartering Ltd	2,794	330

	2017	2016
Number of dry bulk vessels managed	14	14
Daily commercial management fee per dry bulk vessel	$125	$125
Number of container vessels managed	9	9
Daily commercial management fee per container vessel	$75	$75

Seatankers Management Co, Ltd

We are the commercial manager for vessels owned and operated by Seatankers. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2017 and June 30, 2016 were as follows:

	2017	2016
Number of dry bulk vessels managed	22	21
Daily commercial management fee per dry bulk vessel	$125	$125
A summary of net amounts charged by related parties in the six months ended June 30, 2017 and June 30, 2016 is as follows:

(in thousands of $)	2017	2016
Golden Opus Inc	482	266
Frontline Management (Bermuda) Ltd	1,796	3,765
Ship Finance International Limited	13,990	12,055
Seateam Management Pte Ltd	1,407	954
Seatankers Management Co., Ltd	1,945	700
Capesize Chartering Ltd	20	35